INVESTMENTS - Additional Information (Details) ¥ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 29, 2020
Nanyang Herbs
Subsidiary, Sale of Stock [Line Items]
Equity method investment ownership ( as a percentage)										50.00%
Equity method investments	¥ 3.3		¥ 3.3	$ 0.5					$ 0.5
Impairment loss on investment	3.3	$ 0.5
Impairment in equity and other investments	2.0		3.3
Skychain Technologies Inc. ("Skychain")
Subsidiary, Sale of Stock [Line Items]
Cost method investment					¥ 21.3	$ 3.3
Dragonfly Ventures II, L.P. ("Dragonfly")
Subsidiary, Sale of Stock [Line Items]
Cost method investment							¥ 13.7	$ 2.1
Impairment in equity and other investments	¥ 5.3	$ 0.8	¥ 19.2